Reinsurance - Effects of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Premiums Earned, Net [Abstract]
Direct	$ 8,365
Assumed	38
Ceded	(219)
Net premiums	8,184
Policyholder Benefits and Claims Incurred, Net [Abstract]
Direct	6,773
Assumed	32
Ceded	(211)
Net benefit costs	$ 6,594	$ 2,810	$ 2,179